Vessels and Other Fixed Assets, Net (Details) $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended		7 Months Ended	16 Months Ended
	Mar. 22, 2017 USD ($)	May 14, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jul. 24, 2017 USD ($)	May 15, 2018 USD ($)	Jun. 23, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Payments to acquire property plant and equipment			$ 115,896	$ 116,679
Number of vessels owned			74
ABN AMRO Bank $30,844 Facility
Property, Plant and Equipment [Line Items]
Amount drawn down				16,000
Face amount							$ 30,844
Number of vessels financed							2
First-priority mortgage
Property, Plant and Equipment [Line Items]
Number of vessels owned			63
Amount of vessels pledged as collateral			$ 1,419,646
Cross collateral, Bareboat vessels
Property, Plant and Equipment [Line Items]
Capital leased assets, Number of vessels			11
Capital leased assets, gross amount			$ 476,374
Capital Lease Obligations
Property, Plant and Equipment [Line Items]
Interest and finance costs			8,905	$ 5,805
Capital leased assets, gross amount			504,956
Capital leased assets, Accumulated depreciation			$ 28,582
Star Virgo (ex-HN 1371)
Property, Plant and Equipment [Line Items]
Delivery date			March 01, 2017
Star Ariadne (ex-HN 1360)
Property, Plant and Equipment [Line Items]
Delivery date			March 28, 2017
Star Charis
Property, Plant and Equipment [Line Items]
Delivery date			March 22, 2017
Payments to acquire property plant and equipment	$ 15,150
Star Suzanna
Property, Plant and Equipment [Line Items]
Delivery date			May 15, 2017
Payments to acquire property plant and equipment						$ 15,150
Diva
Property, Plant and Equipment [Line Items]
Delivery date			July 24, 2017
Payments to acquire property plant and equipment					$ 10,500
Star Eleonora
Property, Plant and Equipment [Line Items]
Disposal date			Mar. 31, 2017
Star Eleni (ex HN 1342)
Property, Plant and Equipment [Line Items]
Delivery date			January 03, 2018
Star Magnanimus (ex HN 1361)
Property, Plant and Equipment [Line Items]
Delivery date			March 26, 2018
Star Leo (ex HN 1343)
Property, Plant and Equipment [Line Items]
Description of Capital leases, Term of contract			ten-year bareboat charter
Delivery date			May 14, 2018
Payments to acquire property plant and equipment		$ 35,708
Sale Leaseback Transaction, Date			May 02, 2018
Star Leo (ex HN 1343) | Financed by CSSC
Property, Plant and Equipment [Line Items]
Capital lease obligation recognised			$ 30,000
Vessel purchase price obligation			$ 9,000
Idee Fixe, Roberta, Laura and Kaley | Capital Lease Obligations
Property, Plant and Equipment [Line Items]
Capital leased assets, Number of vessels			4
Star Marisa, Star Libra, Star Virgo, Star Ariadne, Star Eleni, Star Magnanimus and Star Leo | Capital Lease Obligations
Property, Plant and Equipment [Line Items]
Capital leased assets, Number of vessels			7